JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.7%
Aerospace & Defense — 0.7%
Hexcel Corp. * (a)	762	45,253

Airlines — 0.5%
Frontier Group Holdings, Inc. *	2,056	32,469

Auto Components — 1.0%
Fox Factory Holding Corp. * (a)	450	65,046

Automobiles — 0.9%
Winnebago Industries, Inc. (a)	767	55,582

Banks — 1.9%
First Financial Bankshares, Inc.	1,493	68,587
Pinnacle Financial Partners, Inc.	540	50,836

		119,423

Biotechnology — 16.2%
ACADIA Pharmaceuticals, Inc. *	1,282	21,287
ADC Therapeutics SA (Switzerland) * (a)	1,303	35,402
Alector, Inc. * (a)	1,135	25,897
Allogene Therapeutics, Inc. * (a)	676	17,370
Amicus Therapeutics, Inc. *	4,715	45,026
Apellis Pharmaceuticals, Inc. *	487	16,059
Arrowhead Pharmaceuticals, Inc. *	1,017	63,494
Atara Biotherapeutics, Inc. * (a)	2,309	41,336
Avrobio, Inc. *	1,607	8,970
Biohaven Pharmaceutical Holding Co. Ltd. * (a)	577	80,157
Blueprint Medicines Corp. * (a)	628	64,526
Bridgebio Pharma, Inc. * (a)	778	36,470
Coherus Biosciences, Inc. * (a)	2,581	41,476
Fate Therapeutics, Inc. *	510	30,242
FibroGen, Inc. * (a)	488	4,985
G1 Therapeutics, Inc. * (a)	1,300	17,448
Generation Bio Co. * (a)	604	15,143
Halozyme Therapeutics, Inc. *	2,135	86,864
Heron Therapeutics, Inc. * (a)	3,064	32,758
Kronos Bio, Inc. * (a)	812	17,020
Natera, Inc. *	671	74,800
Orchard Therapeutics plc, ADR (United Kingdom) * (a)	1,011	2,325
PMV Pharmaceuticals, Inc. * (a)	606	18,054
REGENXBIO, Inc. *	1,156	48,456
Relay Therapeutics, Inc. * (a)	815	25,703
REVOLUTION Medicines, Inc. * (a)	694	19,087
Rubius Therapeutics, Inc. * (a)	1,095	19,584
Sage Therapeutics, Inc. *	355	15,710
Sana Biotechnology, Inc. * (a)	723	16,279
Twist Bioscience Corp. * (a)	647	69,243
Verve Therapeutics, Inc. * (a)	542	25,488

		1,036,659

Building Products — 4.2%
Advanced Drainage Systems, Inc.	645	69,744
AZEK Co., Inc. (The) * (a)	1,882	68,744
Carlisle Cos., Inc.	326	64,736
Simpson Manufacturing Co., Inc.	587	62,775

		265,999

Capital Markets — 1.9%
Evercore, Inc., Class A	418	55,940
Focus Financial Partners, Inc., Class A *	1,269	66,479

		122,419

Chemicals — 0.2%
Zymergen, Inc. * (a)	839	11,049

Commercial Services & Supplies — 1.1%
ACV Auctions, Inc., Class A *	535	9,570
MSA Safety, Inc.	425	61,943

		71,513

Communications Equipment — 0.6%
Ciena Corp. *	682	35,000

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. *	217	30,310
Duolingo, Inc. * (a)	113	18,779

		49,089

Diversified Telecommunication Services — 0.5%
Bandwidth, Inc., Class A * (a)	370	33,402

Electrical Equipment — 2.3%
Array Technologies, Inc. * (a)	1,432	26,514
Bloom Energy Corp., Class A * (a)	1,565	29,302
Shoals Technologies Group, Inc., Class A *	1,519	42,340
Vertiv Holdings Co.	2,009	48,388

		146,544

Electronic Equipment, Instruments & Components — 3.3%
II-VI, Inc. * (a)	1,173	69,635
Itron, Inc. * (a)	812	61,432
Littelfuse, Inc.	290	79,188

		210,255

Equity Real Estate Investment Trusts (REITs) — 1.3%
CubeSmart	789	38,228
Terreno Realty Corp.	657	41,573

		79,801

Food & Staples Retailing — 2.1%
Grocery Outlet Holding Corp. * (a)	1,223	26,390
Performance Food Group Co. *	2,265	105,217

		131,607

Food Products — 1.1%
Freshpet, Inc. *	493	70,390

Health Care Equipment & Supplies — 6.7%
CONMED Corp. (a)	458	59,983
Figs, Inc., Class A * (a)	748	27,765
iRhythm Technologies, Inc. *	641	37,542
Nevro Corp. *	455	52,981
NuVasive, Inc. * (a)	1,087	65,029
Outset Medical, Inc. * (a)	1,180	58,350
Shockwave Medical, Inc. *	509	104,802
Sight Sciences, Inc. * (a)	728	16,521

		422,973

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc. *	933	59,512
Accolade, Inc. *	768	32,392
Amedisys, Inc. *	172	25,659

		117,563

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Technology — 1.0%
Evolent Health, Inc., Class A *	2,020	62,611

Hotels, Restaurants & Leisure — 5.1%
Boyd Gaming Corp. *	1,244	78,702
Marriott Vacations Worldwide Corp.	368	57,887
Planet Fitness, Inc., Class A * (a)	844	66,263
Six Flags Entertainment Corp. *	1,081	45,929
Texas Roadhouse, Inc.	850	77,612

		326,393

Household Durables — 2.9%
Helen of Troy Ltd. * (a)	369	82,994
Sonos, Inc. *	1,879	60,814
Tri Pointe Homes, Inc.*	1,958	41,164

		184,972

Insurance — 0.2%
Lemonade, Inc. * (a)	148	9,901

Interactive Media & Services — 1.7%
Bumble, Inc., Class A * (a)	967	48,316
Eventbrite, Inc., Class A * (a)	2,378	44,969
MediaAlpha, Inc., Class A * (a)	753	14,070

		107,355

Internet & Direct Marketing Retail — 0.8%
RealReal, Inc. (The) * (a)	2,242	29,556
Xometry, Inc., Class A * (a)	341	19,657

		49,213

IT Services — 4.6%
DigitalOcean Holdings, Inc. * (a)	1,364	105,903
Globant SA *	294	82,723
I3 Verticals, Inc., Class A * (a)	1,148	27,781
LiveRamp Holdings, Inc. *	715	33,763
Repay Holdings Corp. *	1,870	43,072

		293,242

Life Sciences Tools & Services — 1.2%
Berkeley Lights, Inc. * (a)	590	11,543
Personalis, Inc. *	1,594	30,678
Rapid Micro Biosystems, Inc., Class A *	889	16,419
Seer, Inc. * (a)	466	16,092

		74,732

Machinery — 2.8%
Graco, Inc.	336	23,519
ITT, Inc. (a)	905	77,698
John Bean Technologies Corp.	536	75,306

		176,523

Media — 0.7%
Cardlytics, Inc. * (a)	504	42,273

Pharmaceuticals — 1.8%
Arvinas, Inc. *	774	63,648
Revance Therapeutics, Inc. * (a)	1,880	52,385

		116,033

Professional Services — 0.8%
ManTech International Corp., Class A	685	51,991

Road & Rail — 1.8%
Saia, Inc. *	491	116,848

Semiconductors & Semiconductor Equipment — 4.0%
Cree, Inc. * (a)	683	55,176
MKS Instruments, Inc.	512	77,224
Semtech Corp. *	772	60,171
SolarEdge Technologies, Inc. *	239	63,443

		256,014

Software — 12.4%
Anaplan, Inc. *	1,086	66,098
Blackline, Inc. *	634	74,820
CyberArk Software Ltd. * (a)	529	83,412
Digital Turbine, Inc. *	949	65,243
Duck Creek Technologies, Inc. *	1,301	57,540
Elastic NV *	446	66,401
Envestnet, Inc. *	966	77,551
Everbridge, Inc. * (a)	529	79,937
JFrog Ltd. (Israel) * (a)	1,017	34,077
Paycor HCM, Inc. * (a)	864	30,369
Q2 Holdings, Inc. *	508	40,672
Smartsheet, Inc., Class A *	1,103	75,931
Vertex, Inc., Class A * (a)	1,644	31,598
Viant Technology, Inc., Class A *	599	7,319

		790,968

Specialty Retail — 4.7%
Floor & Decor Holdings, Inc., Class A *	537	64,897
Leslie’s, Inc. *	1,014	20,827
Lithia Motors, Inc., Class A	147	46,755
National Vision Holdings, Inc . * (a)	1,860	105,576
Petco Health & Wellness Co., Inc. * (a)	2,758	58,195

		296,250

Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	969	87,335
Rush Enterprises, Inc., Class A	1,058	47,763
SiteOne Landscape Supply, Inc. * (a)	278	55,512

		190,610

TOTAL COMMON STOCKS (Cost $4,656,844)		6,267,965

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (France) * ‡ (Cost $ — )	927	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 7.7%
INVESTMENT COMPANIES — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (e) (Cost $96,116)	96,088	96,136

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 6.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (d) (e)	353,313	353,313
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	39,171	39,171

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $392,485)		392,484

TOTAL SHORT-TERM INVESTMENTS (Cost $488,601)		488,620

Total Investments — 106.4% (Cost $5,145,445)		6,756,585
Liabilities in Excess of Other Assets — (6.4)%		(406,838)

Net Assets — 100.0%		6,349,747

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $380,069.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$6,267,965	$—	$—		$6,267,965
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	96,136	—	—		96,136
Investment of Cash Collateral from Securities Loaned	392,484	—	—		392,484

Total Short-Term Investments	488,620	—	—		488,620

Total Investments in Securities	$6,756,585	$—	$—	(a)	$6,756,585

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a)(b)	$176,586	$406,187	$486,637	$— (c)	$—	(c)	$96,136	96,088	$13	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a)(b)	467,313	351,000	465,000	(39)	39		353,313	353,313	87	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	54,843	124,750	140,422	—	—		39,171	39,171	3	—

Total	$698,742	$881,937	$1,092,059	$(39)	$39		$488,620		$103	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.